Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Transaction costs	$ 30	[1]	$ 22	[1]	$ 768	[1]
Integration costs	730	[2]	1,004	[2]	569	[2]
Restructuring charges
Employee termination costs	1,791		1,114		2,564
Asset impairments	256		870		159
Other	127		191		270
Restructuring charges and certain acquisition-related costs	2,934	[3]	3,201	[3]	4,330	[3]
Additional depreciation-asset restructuring, recorded in our consolidated statements of income as follows:
Additional depreciation - asset restructuring	1,239	[4]	788	[4]	241	[4]
Implementation costs, recorded in our consolidated statements of income as follows
Implementation costs	347	[5]			250	[5]
Total costs associated with cost-reduction and productivity initiatives and acquisition activity	4,520		3,989		4,821
Cost of Sales [Member]
Additional depreciation-asset restructuring, recorded in our consolidated statements of income as follows:
Additional depreciation - asset restructuring	557		527		133
Implementation costs, recorded in our consolidated statements of income as follows
Implementation costs	250				46
Selling Informational And Administrative Expenses [Member]
Additional depreciation-asset restructuring, recorded in our consolidated statements of income as follows:
Additional depreciation - asset restructuring	75		227		53
Implementation costs, recorded in our consolidated statements of income as follows
Implementation costs	25				159
Research and Development Expenses [Member]
Additional depreciation-asset restructuring, recorded in our consolidated statements of income as follows:
Additional depreciation - asset restructuring	607		34		55
Implementation costs, recorded in our consolidated statements of income as follows
Implementation costs	72				36
Other Deductions - Net [Member]
Implementation costs, recorded in our consolidated statements of income as follows
Implementation costs					$ 9

[1]	Transaction costs represent external costs directly related to acquired businesses and primarily include expenditures for banking, legal, accounting and other similar services. Substantially all of the costs incurred in 2009 were fees related to a $22.5 billion bridge term loan credit agreement entered into with certain financial institutions on March 12, 2009 to partially fund our acquisition of Wyeth. The bridge term loan credit agreement was terminated in June 2009 as a result of our issuance of approximately $24.0 billion of senior unsecured notes in the first half of 2009.
[2]	Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes.
[3]	From the beginning of our cost-reduction and productivity initiatives in 2005 through December 31, 2011, Employee termination costs represent the expected reduction of the workforce by approximately 57,400 employees, mainly in manufacturing and sales and research, of which approximately 42,800 employees have been terminated as of December 31, 2011. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination. Asset impairments primarily include charges to write down property, plant and equipment to fair value. Other primarily includes costs to exit certain assets and activities. The restructuring charges in 2011 are associated with the following: • Primary Care operating segment ($593 million), Specialty Care and Oncology operating segment ($220 million), Established Products and Emerging Markets operating segment ($110 million), Animal Health and Consumer Healthcare operating segment ($51 million), Nutrition operating segment ($4 million), research and development operations ($489 million), manufacturing operations ($280 million) and Corporate ($427 million). The restructuring charges in 2010 are associated with the following: • Primary Care operating segment ($71 million), Specialty Care and Oncology operating segment ($197 million), Established Products and Emerging Markets operating segment ($43 million), Animal Health and Consumer Healthcare operating segment ($46 million), Nutrition operating segment ($4 million), research and development operations ($292 million), manufacturing operations ($1.1 billion) and Corporate ($455 million). The restructuring charges in 2009 are associated with the following: • Our three biopharmaceutical operating segments ($1.3 billion), Animal Health and Consumer Healthcare operating segment ($250 million), Nutrition operating segment ($4 million income), research and development operations ($339 million), manufacturing operations ($292 million) and Corporate ($781 million).
[4]	Additional depreciation-asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.
[5]	Implementation costs generally represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction and productivity initiatives.